Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Investments
Investments

6.  Investments

Marketable Securities

The Company’s marketable securities consisted of the following as of December 31, 2010 and March 31, 2011:

	As of	As of
	December 31,	March 31,
	2010	2011
	(in thousands)
Government and agency securities	$284,441	$—
Commercial paper	14,666	—
Corporate debt securities	21,011	—
Total marketable securities	320,118	—
Less: classified as current	(307,814)	—
Total long-term marketable securities	$12,304	$—

During the three months ended March 31, 2011, the Company sold its investments in marketable securities and recognized a realized gain of $0.4 million. As a result, the Company had no short- or long-term marketable securities as of March 31, 2011. Marketable securities consist of investments with original maturities greater than three months at the date of acquisition. Marketable securities with maturities less than one year from the balance sheet date are classified as short-term marketable securities. Marketable securities with maturities greater than one year from the balance sheet date are classified as long-term marketable securities. These investments primarily consisted of government and agency notes, which include U.S. treasury securities and government-sponsored debt securities, commercial paper and corporate debt securities. These securities were classified as available for sale. Available-for-sale securities are carried at fair value, with any unrealized gains and losses, net of tax, included in accumulated other comprehensive income as a separate component of stockholders’ equity and in total comprehensive income. Amounts reclassified out of accumulated other comprehensive income into earnings are determined on a specific identification basis. Realized gains and losses on marketable securities are determined on a specific identification basis and  included in interest expense and other, net, in the Condensed Consolidated Statement of Operations.

The following tables summarize gross unrealized gains and losses as of December 31, 2010 on the Company’s marketable securities designated as available-for-sale:

	As of December 31, 2010
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Losses	Gains	Value
	(in thousands)
Government and agency notes	$284,087	$(1)	$355	$284,441
Commercial paper	14,658	—	8	14,666
Corporate debt securities	20,980	(7)	38	21,011
	$319,725	$(8)	$401	$320,118

Gain on investments, net

During the three months ended March 31, 2010, the Company sold certain of its investments in other companies for proceeds of $0.5 million and recognized a realized gain on investments of $0.4 million.

6.                                      Investments

Marketable Securities

The Company’s marketable securities consisted of the following as of December 31, 2009 and 2010:

	As of December 31,
	2009	2010
	(in thousands)
Auction rate securities	$42,906	$—
Government and agency securities	42,060	284,441
Commercial paper	—	14,666
Corporate debt securities	—	21,011
Total marketable securities	84,966	320,118
Less: classified as current	(84,966)	(307,814)
Total long-term marketable securities	$—	$12,304

The Company’s auction rate securities were variable-rate debt instruments whose underlying agreements had contractual maturities of up to 40 years, but had interest rate reset periods at pre-determined intervals, usually every 28 days. These securities were predominantly secured by student loans guaranteed by state related higher education agencies and reinsured by the U.S. Department of Education. Beginning in February 2008, auctions for these securities failed to attract sufficient buyers, resulting in the Company continuing to hold such securities. In October 2008, EarthLink entered into an agreement with the broker that sold the Company its auction rate securities that gave the Company the right to sell its existing auction rate securities back to the broker at par plus accrued interest, beginning on June 30, 2010 until July 2, 2012. As a result of the put right, these securities were classified as short-term marketable securities in the Consolidated Balance Sheet as of December 31, 2009.

During the year ended December 31, 2008, the Company recorded an other-than-temporary impairment of $9.9 million to record the auction rate securities at their fair value, as the Company no longer had the intent to hold the securities until maturity. The Company also elected a one-time transfer of its auction rate securities from the available-for-sale category to the trading category. The Company recorded the value of the put right to long-term investments in its Consolidated Balance Sheet with a corresponding $9.8 million gain on investments. The Company elected the fair value option for the put right to offset the fair value changes of the auction rate securities. The other-than-temporary impairment, net of the gain on the put right, was $0.1 million during the year ended December 31, 2008 and is included in gain (loss) on investments, net, in the Consolidated Statement of Operations.

During the years ended December 31, 2009 and 2010, the Company redeemed $9.6 million and $48.2 million, respectively, of its auction rate securities at par, plus accrued interest. As a result, the Company no longer held investments in auction rate securities as of December 31, 2010. During the years ended December 31, 2009 and 2010, the Company recorded gains of $4.7 million and $5.3 million, respectively, related to the auction rate securities and recorded losses of $4.6 million and $5.3 million, respectively, related to the put right. The net gains during the years ended December 31, 2009 and 2010 are included in gain (loss) on investments, net, in the Consolidated Statements of Operations. See Note 16, “Fair Value Measurements,” for a table that reconciles the beginning and ending balances of the auction rate securities.

The following table summarizes gross unrealized gains and losses as of December 31, 2010 on the Company’s marketable securities designated as available-for-sale:

	As of December 31, 2010
	Amortized Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
	(in thousands)
Government and agency notes	$284,087	$(1)	$355	$284,441
Commercial paper	14,658	—	8	14,666
Corporate debt securities	20,980	(7)	38	21,011
	$319,725	$(8)	$401	$320,118

As of December 31, 2009, the amortized cost and aggregate fair value of the Company’s marketable securities designated as available-for-sale was $42.1 million. Gross unrealized gains and gross unrealized losses as of December 31, 2009 were nominal.

The following table summarizes the estimated fair value of the Company’s marketable securities designated as available-for-sale classified by the maturity of the security:

As of December 31, 2010
(in thousands)
Due within one year	$307,814
Due after one year through two years	12,304
$320,118

Investments

The Company’s investments as of December 31, 2009 consisted of equity investments in other companies and the Company’s put right. The Company’s equity investments in other companies had a carrying value and fair value of $1.5 million as of December 31, 2009 and were classified as other current assets in the Consolidated Balance Sheet. As of December 31, 2009, gross unrealized losses were nominal and gross unrealized gains were $0.5 million. The Company’s put right had a carrying value and fair value of $5.2 million as of December 31, 2009 and was classified as other current assets in the Consolidated Balance Sheet. During the year ended December 31, 2010, the Company sold its remaining equity investments in other companies and sold its remaining auction rate securities. As a result, equity investments in other companies and the put right were reduced to zero as of December 31, 2010.

The Company’s gain (loss) on investments, net, consisted of the following during the years ended December 31, 2008, 2009 and 2010:

	Year Ended December 31,
	2008	2009	2010
	(in thousands)
Other-than-temporary impairment losses	$(3,556)	$(9,300)	$—
Cash distributions from investments	—	231	—
Gain from sale of Covad common stock	2,025	—	—
Gain from receipt of Virgin Mobile shares	4,352	—	—
Gain from receipt and sale of Sprint Nextel shares	—	7,641	100
Net change in fair value of auction rate securities and put right	(113)	107	5
Gains from sales of other investments	—	—	467
	$2,708	$(1,321)	$572

The Company had an investment in Covad Communications Group, LLC (“Covad”) consisting of 6.1 million shares of Covad common stock and $47.5 million aggregate principal amount of 12% Senior Secured Convertible Notes due 2011 (the “Covad Notes”). During the year ended December 31, 2008, Platinum Equity, LLC acquired all outstanding shares of Covad. Upon closing of the transaction, a change of control of Covad occurred, resulting in Covad’s repurchase of all Covad Notes held by EarthLink at a purchase price equal to 100% of the principal amount thereof plus accrued and unpaid interest. As a result, the Company received cash of $50.8 million for the aggregate principal amount of the Covad Notes plus accrued interest and received cash of $6.3 million for its 6.1 million shares of Covad common stock. The Company recognized a gain of $2.0 million based on its cost basis of the Covad common stock, which was classified as gain (loss) on investments, net, in the Consolidated Statement of Operations.

During the year ended December 31, 2008, the Company received limited partnership units equivalent to approximately 1.8 million shares of Virgin Mobile common stock in exchange for its investment in HELIO. EarthLink had an approximate 2% ownership interest in Virgin Mobile following the transaction. EarthLink accounted for its investment in Virgin Mobile under the cost method and classified the investment as available for sale. As a result of the transaction, EarthLink recognized a gain of $4.4 million, which was classified as gain (loss) on investments, net, in the Consolidated Statement of Operations.

During the year ended December 31, 2009, Sprint Nextel and Virgin Mobile completed a merger. As a result, EarthLink received 2.4 million shares of Sprint Nextel common stock for its Virgin Mobile common stock. EarthLink accounted for its investment in Sprint Nextel under the cost method and classified the investment as available for sale. During the year ended December 31, 2009, EarthLink sold 2.2 million of the Sprint Nextel shares for net proceeds of $8.2 million and recognized a $7.6 million gain resulting from the receipt of Sprint Nextel shares and the subsequent sale, which is included in gain (loss) on investments, net, in the Consolidated Statement of Operations. During the year ended December 31, 2010, EarthLink sold 0.2 million of the Sprint Nextel shares for net proceeds of $1.0 million and recognized a gain of $0.1 million.